Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Borrowings [Abstract]
2022	¥ 463,710
2023	779,485
2024	671,945
2025	1,027,469
2026	1,347,842
2027 and thereafter	3,561,226
Subtotal	7,851,677	¥ 7,720,941
Trading balances of secured borrowings	123,335	54,724
Total	¥ 7,975,012	¥ 7,775,665